Employee benefits plans (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of information about defined benefit plans [abstract]
Disclosure of net defined benefit liability (asset) [text block]

	06/30/2025	12/31/2024
Opening balance	721,560	833,683
Interest on actuarial liabilities	38,674	73,853
Current service cost	970	1,997
Actuarial loss – experience		(125)
Actuarial gain – financial assumptions		(137,649)
Benefits paid directly by entity	(23,188)	(50,199)
Closing balance	738,016	721,560